Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Operating activities
Net income	$ 21,100	$ 43,284
Add (deduct) items not affecting cash:
Finance costs	3,258	10,710
Income tax expense	14,043	13,788
Depreciation, amortization and depletion	29,370	27,028
Loss on equity investments designed as FVTPL	2,318	3,485
Share of loss in associates	2,901	2,188
Dilution loss on investment in associate	107
Impairment of mineral rights and properties	20,211
Loss on disposal of plant and equipment	444	210
Share-based compensation	3,842	6,096
Reclamation expenditures	(361)	(251)
Income taxes paid	(9,537)	(5,512)
Interest paid	(43)	(72)
Changes in non-cash operating working capital	(2,010)	6,424
Net cash provided by operating activities	85,643	107,378
Plant and equipment
Additions	(13,293)	(10,729)
Proceeds on disposals	215	74
Mineral rights and properties
Capital expenditures	(41,664)	(43,341)
Acquisition		(13,135)
Reclamation deposits
Paid	(317)	(293)
Refund	1,152
Other investments
Acquisition	(3,702)	(8,235)
Proceeds on disposals	1,035	1,362
Investment in associates	(2,055)	(5,313)
Short-term investment
Purchase	(182,299)	(171,215)
Redemption	214,232	143,982
Principal received on lease receivable	172	217
Net cash used in investing activities	(26,524)	(106,626)
Financing activities
Principal payments on lease obligation	(597)	(637)
Cash dividends distributed	(4,425)	(4,413)
Non-controlling interests
Distribution	(10,880)	(5,096)
Related parties
Repayments received		812
Proceeds from issuance of common shares		1,908
Common shares repurchased as part of normal course issuer bid	(2,078)
Net cash used in financing activities	(17,980)	(7,426)
Effect of exchange rate changes on cash and cash equivalents	(8,749)	1,241
Increase (decrease) in cash and cash equivalents	32,390	(5,433)
Cash and cash equivalents, beginning of the period	113,302	118,735
Cash and cash equivalents, end of the period	145,692	113,302
Supplementary cash flow information